Share warrant obligation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share warrant obligation
Beginning balance	$ 365	$ 1,278
Fair value adjustment	(100)	(265)
Ending balance	265	1,013
Public Warrants
Share warrant obligation
Beginning balance	243	852
Fair value adjustment	(66)	(177)
Ending balance	177	675
Private Warrants
Share warrant obligation
Beginning balance	122	426
Fair value adjustment	(34)	(88)
Ending balance	$ 88	$ 338